Significant Accounting Policies (Details) - Schedule of Fair Value Liabilities Measured on Recurring Basis - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants	$ 1,926	$ 15,459
Capital note	40,000	40,000
Total financial liabilities	41,926	55,459
Level 1 [Member]
Schedule of Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants
Capital note
Total financial liabilities
Level 2 [Member]
Schedule of Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants
Capital note
Total financial liabilities
Level 3 [Member]
Schedule of Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants	1,926	15,459
Capital note	40,000	40,000
Total financial liabilities	$ 41,926	$ 55,459